Financial instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - At fair value [member] - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 226,377,421	$ 61,325,779
Financial liabilities	114,888,390	91,956,127
Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,454,363	2,485,997
Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		2,333,911
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	59,711,536	40,605,859
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	162,288,498	14,620,453
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	52,985,148	84,033,980
Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		3,396,389
Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Profit or Loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,016,824
Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	46,937,977
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,035,184	210,077
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	887,840	3,403,393
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,948,441	2,191,847
Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,326,509	2,358,143
Level 1 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,326,509	2,358,143
Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	224,050,912	58,967,636
Financial liabilities	114,888,390	91,956,127
Level 2 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127,854	127,854
Level 2 [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		2,333,911
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	59,711,536	40,605,859
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	162,288,498	14,620,453
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	52,985,148	84,033,980
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		3,396,389
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Profit or Loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,016,824
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	46,937,977
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,035,184	210,077
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	887,840	3,403,393
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 4,948,441	$ 2,191,847